Cost of Revenue	6 Months Ended
Jun. 30, 2026
Cost of Revenue [Abstract]
COST OF REVENUE

NOTE 19 – COST OF REVENUE

	Six Months Ended June 30,
	2026	2025
Purchase of finished goods	€11,871,081	€4,143,718
Purchase of raw materials	-	43,602
Outsourcing service	678,135	708
	€12,549,216	€4,188,028

During the six months ended June 30, 2026 and 2025, the Company incurred cost of sales of €12,549,216 and €4,188,028, respectively.